Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

January 23, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 212 and Amendment No. 213 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to reflect a material change in the principal investment strategy for the Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) involving the Fund’s proposed use of a wholly-owned Cayman subsidiary to gain exposure to certain financial instruments, and to reflect other non-material updates to the Fund’s Prospectus and Statement of Additional Information (“SAI”),

The Trust is requesting selective review of this Amendment because, except as set forth below, no other material changes are being made in the filing. The Fund’s Prospectus and SAI were reviewed by the Commission in connection with Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) on June 10, 2022 (Accession No. 0001839882-22-012888) (the “Prior Amendment”). Other than as noted below, the disclosure in the Prospectus and SAI is materially the same as that included in the Prior Amendment, except with respect to changes made to the Prior Amendment in response to Commission comments, and other non-material updates. The Trust requests review of only those portions of the Amendment which have been updated in connection with the Fund’s planned investment in a wholly-owned Cayman subsidiary that will be managed by Tidal Investments LLC (the “Adviser”), the Fund’s investment adviser. The Amendment makes the following changes to the disclosure in the Fund’s Prospectus and SAI in connection with the planned investment in the wholly-owned Cayman subsidiary:

1)	The disclosure under “Principal Investment Strategy” in the Prospectus has been amended to add the disclosure under “Cayman Subsidiary”;

2)	The “Principal Investment Risks” disclosure in the Prospectus has been supplemented to add “Cayman Subsidiary Risk” and “Tax Risk” disclosures and to revise the existing “Management Risk”, “Derivatives Risk”, “Futures Contracts Risk” and “Swap Agreement Risk” in connection with the Fund’s planned investment in the Cayman subsidiary;

3)	The disclosure under “Management – Investment Adviser” in the Fund’s prospectus has been amended to add the fifth and sixth paragraphs regarding the role of the Adviser in managing the Cayman subsidiary;

4)	The disclosure under “Dividends Distributions, and Taxes” in the Prospectus has been amended to add the disclosure under “Taxation of the Subsidiary”;

5)	The SAI disclosure under “Description of Permitted Investments” has been amended to add the disclosure under “Subsidiary Risk”;

6)	The SAI disclosure under “Investment Adviser” has been amended to add the third paragraph regarding the Adviser’s role in managing the Cayman subsidiary; and

7)	The SAI disclosure under “Federal Income Taxes” has been amended to add the disclosure under “Tax Considerations with Respect to the Subsidiary” regarding the ax implications of investing in the Cayman subsidiary.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC